Significant Accounting Policies - Sales and marketing expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies
Advertising Expense	¥ 255,814	¥ 372,291	¥ 281,076
Restructuring cost	¥ 85,877
Restructuring cost , Statement of Financial Position [Extensible Enumeration]	General and administrative expenses